SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 10:- SUBSEQUENT EVENTS Since June 30, 2019, the Company sold 5,211,878 ordinary shares under its ATM program for aggregate proceeds of approximately $15,500, net of issuance expenses.